Supplement to the
Fidelity Advisor® Stock Selector Mid Cap Fund
Class A, Class M, Class C, Class I, and Class Z
January 29, 2025
Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Aidan Brandt (Co-Portfolio Manager) has managed the fund since 2025.
It is expected that on or about June 30, 2025, Mr. Khan will transition off the fund.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Aidan Brandt is Co-Portfolio Manager of Fidelity Advisor® Stock Selector Mid Cap Fund, which he has managed since 2025. He also manages other funds. Since joining Fidelity Investments in 2019, Mr. Brandt has worked as a research analyst and portfolio manager.
It is expected that on or about June 30, 2025, Mr. Khan will transition off the fund.
MC-PSTK-0225-155 1.756202.155	February 7, 2025
Supplement to the
Fidelity Advisor® Stock Selector Mid Cap Fund
January 29, 2025
Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Aidan Brandt (Co-Portfolio Manager) has managed the fund since 2025.
It is expected that on or about June 30, 2025, Mr. Khan will transition off the fund.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Aidan Brandt is Co-Portfolio Manager of Fidelity Advisor® Stock Selector Mid Cap Fund, which he has managed since 2025. He also manages other funds. Since joining Fidelity Investments in 2019, Mr. Brandt has worked as a research analyst and portfolio manager.
It is expected that on or about June 30, 2025, Mr. Khan will transition off the fund.
SKD-PSTK-0225-113 1.952090.113	February 7, 2025